Property and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 14,659,222	[1]	R$ 8,826,836	R$ 8,432,475
Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 6,482,841		R$ 2,131,206	1,670,141
Annual rate of depreciation	4.00%		4.00%
Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 967,928		R$ 976,869	982,720
Annual rate of depreciation	0.00%		0.00%
Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 3,724,589		R$ 3,162,832	2,783,484
Annual rate of depreciation	10.00%		10.00%
Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 153,852		R$ 142,806	135,349
Annual rate of depreciation	10.00%		10.00%
Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 3,189,336		R$ 1,553,907
Annual rate of depreciation	20.00%		20.00%
Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 140,676		R$ 31,643	R$ 38,459
Annual rate of depreciation	20.00%		20.00%
Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation			R$ 827,573
Annual rate of depreciation			20.00%
Cost
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 25,260,840	[1]	R$ 18,090,900
Cost | Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	7,847,887		2,611,299
Cost | Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	967,928		976,869
Cost | Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	6,690,473		6,324,483
Cost | Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	375,712		379,099
Cost | Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	9,167,330		4,231,789
Cost | Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	211,510		92,403
Cost | Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation			3,474,958
Accumulated depreciation
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(10,601,618)	[1]	(9,264,064)
Accumulated depreciation | Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(1,365,046)		(480,093)
Accumulated depreciation | Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	0		0
Accumulated depreciation | Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(2,965,884)		(3,161,651)
Accumulated depreciation | Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(221,860)		(236,293)
Accumulated depreciation | Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(5,977,994)		(2,677,882)
Accumulated depreciation | Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ (70,834)		(60,760)
Accumulated depreciation | Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation			R$ (2,647,385)

[1]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16. Depreciation for these assets is calculated linearly by the lease term.